Loan Servicing (Principal Balances of Mortgage Loans at Year-End) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loan Servicing [Abstract]
Mortgage loans serviced for Freddie Mac	$ 5,593	$ 6,560